Cover	Oct. 28, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2019
Entity File Number	001-12257
Entity Registrant Name	MERCURY GENERAL CORPORATION
Entity Central Index Key	0000064996
Entity Tax Identification Number	95-2211612
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	4484 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	323
Local Phone Number	937-1060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MCY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false